RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of related party [Abstract]
Schedule of Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Revenues from Construction and Management Services	53	50	129	116
Transportation Expenses	65	66	200	203
The following table provides a reconciliation of changes in the fair value of private equity investments held and classified as FVOCI during the period:

Total
As at December 31, 2025	193
Acquisitions	5
Changes in Fair Value	3
As at September 30, 2026	201